Debt - Schedule of Reconciliation of Debt Arising From Financing Activities (Details) $ in Thousands, € in Millions	12 Months Ended			33 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)
Debt arising from financing activities [Roll Forward]
Balance beginning of year	$ 915,425
Non-cash changes recorded in debt:
Balance end of year	1,275,052		$ 915,425	$ 1,275,052
Senior Notes due 2029
Debt arising from financing activities [Roll Forward]
Balance beginning of year	491,003		492,691
Financing cash flows related to debt:
Total financing cash flows related to debt	0		0
Borrowings, excluding non-cash charges	491,003		492,691	491,003
Non-cash changes recorded in debt:
Amortization of financing fees	268		252
Change in fair value of redemption option derivative asset relating to Senior secured notes due 2029	(7,128)		(1,940)
Balance end of year	484,143		491,003	484,143
Term Facility
Debt arising from financing activities [Roll Forward]
Balance beginning of year	424,422		143,368
Financing cash flows related to debt:
Proceeds from borrowings, classified as financing activities				799,500	€ 680.4
Total financing cash flows related to debt	300,334		319,636
Borrowings, excluding non-cash charges	724,756		463,004	724,756
Non-cash changes recorded in debt:
Amortization of financing fees	3,441		1,918
Commitment fees	(953)		(7,420)
Foreign exchange losses (gains)	64,141		(21,985)
Balance end of year	790,909		424,422	790,909
Term Facility Commercial Loans
Debt arising from financing activities [Roll Forward]
Balance beginning of year	293,550
Financing cash flows related to debt:
Proceeds from borrowings, classified as financing activities	206,287		213,694
Non-cash changes recorded in debt:
Balance end of year	544,426		293,550	544,426
Term Facility RRF loans
Debt arising from financing activities [Roll Forward]
Balance beginning of year	119,935
Financing cash flows related to debt:
Proceeds from borrowings, classified as financing activities	72,206		97,224
Non-cash changes recorded in debt:
Change in fair value of interest rate benefit on Term Facility RRF loans, net of accretion	(476)		(10,368)
Balance end of year	211,568		119,935	211,568
Term Facility - Revolving VAT facility
Debt arising from financing activities [Roll Forward]
Balance beginning of year	10,937
Financing cash flows related to debt:
Proceeds from borrowings, classified as financing activities	75,900	€ 67.0	56,022
Repayments of VAT facility	(54,068)	€ (48.1)	(47,304)
Non-cash changes recorded in debt:
Transaction costs to VAT Facility			(727)
Balance end of year	$ 34,915		$ 10,937	$ 34,915